Construction Contracts	12 Months Ended
Dec. 31, 2017
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Construction Contracts
29.	Construction Contracts

(a) Details of in-progress construction contracts as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Aggregate amount of costs incurred	￦	22,012,241	21,404,321
Add: Recognized profits		1,429,555	1,524,208
Less: Recognized losses		(1,139,165)	(718,593)
Cumulative construction revenue		22,302,631	22,209,936
Less: Progress billing		(22,483,968)	(22,265,891)
Others		9,961	994

	￦	(171,376)	(54,961)

(b) Details of due from customers for contract work and due to customers for contract work related to construction as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Unbilled due from customers for contract work	￦	860,287	728,007
Due to customers for contract work		(1,031,663)	(782,968)

	￦	(171,376)	(54,961)

(c) Due to the factors causing the variation of costs for the years ended December 31, 2016 and 2017, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2016, 2017 and future periods are as follows:

	2016		2017
	(in millions of Won)
Changes in estimated total contract costs	￦	532,801	164,812
Changes in profit before income taxes of construction contract:
- Current period		(790,391)	(69,656)
- Future periods		69,464	(6,041)

The effect on the current and future profit is estimated based on the circumstances that have occurred from the commencement date of the contract to the end of period. The estimation is evaluated for the total contract costs and expected total contract revenue as of the end of the period. Also, it may change during future periods.

(d) Uncertainty of estimates

1)	Total contract revenues

Total contract revenues are measured based on contractual amount initially agreed. However, the contract revenues can increase due to additional contract work, claims and incentive payments in the course of construction, or decrease due to penalty when the completion of contract is delayed due to the Company’s fault. Therefore, this measurement of contract revenues is affected by the uncertainty of the occurrence of future events.

2)	Total contract costs

Construction revenues are recognized based on the percentage of completion, which is measured on the basis of the gross amount incurred to date. Total contract costs are estimated based on estimates of future material costs, labor costs, outsourcing cost and others. There is uncertainty in future estimates due to various internal and external factors such as fluctuation of market, the risk of business partner and the experience of project performance and others. The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Management reviews the assumptions used in estimated contract costs at each reporting period end and adjusts them, if necessary.